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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-02864


                            Pioneer Bond Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30

Date of reporting period:  March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

              Pioneer Bond Fund
              SCHEDULE OF INVESTMENTS   3/31/2007 (unaudited)

Shares    Float                                                Value
          Rate
              ASSET BACKED SECURITIES - 3.3 %
              Energy - 0.2 %
              Oil & Gas Exploration & Production - 0.2 %
1,907,509     Gazprom International SA., 7.201%, 2/1/20 (144$2,002,884
              Total Energy                                  $2,002,884
              Transportation - 0.1 %
              Airlines - 0.1 %
1,286,124     Southwest Airlines Co., 7.67%, 1/2/14         $1,304,130
              Total Transportation                          $1,304,130
              Consumer Services - 0.1 %
              Restaurants - 0.1 %
835,000       Dunkin Brands Master Finance LLC,  8.28%, 6/20$ 854,063
              Total Consumer Services                       $ 854,063
              Banks - 0.6 %
              Thrifts & Mortgage Finance - 0.5 %
3,375,000     GMAC Commercial Mortgage Securities, Inc., 4.8$3,284,319
2,118,385 6.32Taganka Car Loan Finance Plc, Floating Rate No 2,118,364
                                                            $5,402,683
              Total Banks                                   $5,402,683
              Diversified Financials - 1.8 %
              Diversified Financial Services - 1.7 %
2,820,109     Caithness Coso Fund Corp., 6.263%, 6/15/14 (14$2,805,557
9,885,000     JP Morgan Chase Commercial Mortgage Sec Corp 5 10,296,965
1,464,580     PF Export Receivable Master Trust, 6.436%, 6/1 1,493,872
2,373,004     Power Receivables Finance, 6.29%, 1/1/12 (144A 2,397,422
                                                            $16,993,816
              Total Diversified Financials                  $16,993,816
              Utilities - 0.5 %
              Electric Utilities - 0.5 %
1,709,820     FPL Energy America Wind LLC, 6.639%, 6/20/23 ($1,779,923
554,400       FPL Energy Wind Funding, 6.876%, 6/27/17 (144A  562,716
2,758,603 7.00Tenaska Alabama, 7.0%, 6/30/21 (144A)          2,776,169
                                                            $5,118,808
              Total Utilities                               $5,118,808
              TOTAL ASSET BACKED SECURITIES
              (Cost  $31,501,752)                           $31,676,384
              COLLATERALIZED MORTGAGE OBLIGATIONS - 4.0 %
              Banks - 3.0 %
              Thrifts & Mortgage Finance - 2.9 %
1,440,000     Banc of America Commercial Mortgage, Inc., 4.8$1,404,396
186,658       GS Mortgage Securities Corp., 6.94%, 7/13/30    186,321
10,000,000    LB-UBS Commercial Mortgage, 5.372%, 9/15/39    9,998,266
7,770,000 5.70SASC 2007 BHC1 A1, Floating Rate Note, 12/18/4 7,809,153
2,640,000 5.75SASC 2007 BHC1 A2, Floating Rate Note, 12/18/4 2,655,881
1,825,000     SBA CMBS Trust, 6.709%, 11/15/36               1,835,414
1,300,000     T SRA R 2006-1 B, 5.7467%, 10/15/36            1,317,977
3,787,250     Wachovia Bank Commercial Mortgage Trust, 4.803 3,673,863
                                                            $28,881,271
              Total Banks                                   $28,881,271
              Diversified Financials - 0.4 %
              Diversified Financial Services - 0.3 %
1,150,000     Global Signal, 7.036%, 2/15/36 (144A)         $1,162,196
2,004,974 5.70RALI 2005-QA10 A41, 5.7412%, 9/25/35           2,007,890
575,000       Tower 2004-2A F, 6.376%, 12/15/14               556,702
                                                            $3,726,788
              Total Diversified Financials                  $3,726,788
              Government - 0.6 %
5,853,803     Freddie Mac, 6.1%, 9/15/18                    $5,883,478
              Total Government                              $5,883,478
              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
              (Cost  $38,497,749)                           $38,491,537
              CORPORATE BONDS - 18.8 %
              Energy - 0.7 %
              Integrated Oil & Gas - 0.2 %
45,000        Petro-Canada, 4.0%, 7/15/13                   $  41,296
2,000,000     Phillips Pete Co., 6.375%, 3/30/09             2,053,724
25,000        USX Corp., 6.85%, 3/1/08                         25,293
                                                            $2,120,313
              Oil & Gas Equipment And Services - 0.0 %
875,000       Holly Energy Partners LP, 6.25%, 3/1/15       $ 835,625
              Oil & Gas Exploration & Production - 0.4 %
75,000        Pemex Project Funding Master, 9.125%, 10/13/10$  83,963
1,557,600     Ras Laffan Liquid Natural Gas, 3.437%, 9/15/09 1,528,971
1,605,000     Ras Laffan Liquid Natural Gas, 3 5.832%, 9/30/ 1,618,899
650,000       Southern Star Central Corp., 6.75%, 3/1/16      650,000
                                                            $3,881,833
              Oil & Gas Refining & Marketing - 0.0 %
320,000       Boardwalk Pipelines LLC, 5.5%, 2/1/17         $ 313,326
              Total Energy                                  $7,151,097
              Materials - 0.8 %
              Aluminum - 0.2 %
1,700,000     Novelis, Inc., 7.25%, 02/15/15                $1,797,750
              Commodity Chemicals - 0.2 %
625,000       Invista, 9.25%, 5/1/12 (144A)                 $ 665,625
1,500,000     Nova Chemicals, Ltd., 6.5%, 1/15/12            1,428,750
                                                            $2,094,375
              Construction Materials - 0.2 %
2,000,000     Vulcan Materials Co., 6.0%, 4/1/09            $2,035,516
              Fertilizers & Agricultural Chemicals - 0.0 %
45,000        Potash Corp. Saskatchewan, 4.875%, 3/1/13     $  43,573
              Paper Products - 0.2 %
1,300,000     Bowater Canada Finance, 7.95%, 11/15/11       $1,264,250
              Total Materials                               $7,235,464
              Capital Goods - 2.6 %
              Aerospace & Defense - 0.0 %
40,000        Boeing Co., 5.125%, 2/15/13                   $  40,108
              Construction & Farm Machinery & Heavy Trucks - 0.9 %
2,300,000     Caterpillar Financial Services 3.10%, 5/15/07 $2,293,765
1,000,000     Caterpillar, Inc., 6.55%, 5/1/11               1,050,822
5,000,000     Deere & Co., 7.0%, 3/15/12                     5,404,320
                                                            $8,748,907
              Electrical Component & Equipment - 0.2 %
1,435,429     Orcal Geothermal, 6.21%, 12/30/20 (144A)      $1,440,410
              Industrial Conglomerates - 1.2 %
12,000,000    GE Electric Co., 5.0%, 2/1/13                 $11,909,112
              Trading Companies & Distributors - 0.3 %
2,350,000     Glencore Funding LLC, 6.0%, 4/15/14 (144A)    $2,329,299
450,000       Noble Group, Ltd., 6.625%, 3/17/15 (144A)       424,145
                                                            $2,753,444
              Total Capital Goods                           $24,891,981
              Consumer Durables & Apparel - 0.4 %
              Homebuilding - 0.4 %
1,230,000     C10 Capital SPV, Ltd., Floating Rate Note, 12/$1,211,070
2,260,000 6.64C8 Capital SPV, Ltd., Floating Rate Note, 12/3 2,232,880
                                                            $3,443,950
              Total Consumer Durables & Apparel             $3,443,950
              Consumer Services - 0.5 %
              Casinos & Gaming - 0.2 %
2,030,000     Station Casinos, Inc., 6.625%, 3/15/18        $1,806,700
              Education Services - 0.3 %
2,800,000     President & Fellows of Harvard 6.3%, 10/1/37  $2,945,264
              Total Consumer Services                       $4,751,964
              Media - 0.6 %
              Broadcasting & Cable Television - 0.0 %
135,000       Comcast Corp., 5.3%, 1/15/14                  $ 133,177
              Media - 0.6 %
5,000,000     Comcast Cable Corp., 6.75%, 1/30/11           $5,265,215
              Total Media                                   $5,398,392
              Retailing - 0.1 %
              Department Stores - 0.1 %
1,000,000     May Department Store Co., 7.9%, 10/15/07      $1,010,633
25,000        Nordstrom, Inc., 5.625%, 1/15/09                 25,158
                                                            $1,035,791
              Total Retailing                               $1,035,791
              Food Beverage & Tobacco - 0.6 %
              Brewers - 0.0 %
55,000        Miller Brewing Co., 5.5%, 8/15/13 (144A)      $  54,959
              Packaged Foods & Meats - 0.6 %
5,055,000     Unilever Capital Corp., 7.125%, 11/1/10       $5,370,326
              Soft Drinks - 0.0 %
55,000        Bottling Group LLC, 5.0%, 11/15/13            $  54,153
              Total Food Beverage & Tobacco                 $5,479,438
              Household & Personal Products - 0.2 %
              Household Products - 0.2 %
1,700,000     Kimberly Clark Corp., 7.1%, 8/1/07            $1,709,197
              Total Household & Personal Products           $1,709,197
              Pharmaceuticals & Biotechnology - 0.1 %
              Pharmaceuticals - 0.1 %
1,000,000     Glaxosmithline Capital PLC, 2.375%, 4/16/07   $ 998,968
              Total Pharmaceuticals & Biotechnology         $ 998,968
              Banks - 1.1 %
              Diversified Banks - 0.6 %
1,100,000     Nationsbank Corp., 7.75%, 8/15/15             $1,265,510
1,000,000     TNK-BP Finance SA, 6.625%, 3/20/17 (144A)       992,500
1,880,000     TNK-BP Finance SA, 7.5%, 7/18/16 (144A)        1,983,400
2,000,000     US Bank, 3.75%, 2/6/09                         1,954,488
                                                            $6,195,898
              Regional Banks - 0.5 %
4,500,000     Branch Banking & Trust Co., 4.875%, 1/15/13   $4,405,460
              Total Banks                                   $10,601,358
              Diversified Financials - 2.3 %
              Asset Management & Custody Banks - 1.6 %
2,000,000     Bank of New York, 4.95%, 3/15/15              $1,934,468
2,000,000     Mellon Financial Co., 6.4%, 5/14/11            2,096,244
6,000,000     Northern Trust Co., 7.1%, 8/1/09               6,252,336
5,000,000     State Street Corp., 7.65%, 6/15/10             5,368,940
                                                            $15,651,988
              Consumer Finance - 0.4 %
2,055,000     Ford Motor Credit Co., 5.7%, 1/15/10          $1,967,192
2,340,000 4.00SLM Corp., Floating Rate Note, 7/25/14         2,155,725
                                                            $4,122,917
              Diversified Financial Services - 0.1 %
1,000,000     Bank One Texas National, 6.25%, 2/15/08       $1,006,928
              Specialized Finance - 0.1 %
1,245,000     NSG Holdings LLC, 7.75%, 12/15/25 (144A)      $1,301,025
              Total Diversified Financials                  $22,082,858
              Insurance - 4.6 %
              Life & Health Insurance - 1.4 %
1,000,000     Metlife, 6.125%, 12/1/11                      $1,043,282
2,830,000     Presidential Life Corp., 7.875%, 2/15/09       2,858,300
3,500,000     Protective Life, 4.0%, 10/7/09                 3,405,497
6,000,000     Prudential Funding LLC, 6.6%, 5/15/08          6,065,694
                                                            $13,372,773
              Multi-Line Insurance - 1.5 %
5,000,000     Asif Global Financial XVIII, 3.85%, 11/26/07 ($4,951,885
4,450,000     Hanover Insurance Group, 7.625%, 10/15/25      4,779,042
3,280,000     Liberty Mutual Group 7.0%, 3/15/37 (144A)      3,233,785
1,950,000     Loew Corp., 5.25%, 3/15/16                     1,911,805
                                                            $14,876,517
              Property & Casualty Insurance - 1.1 %
3,000,000     Berkshire Hathway, Inc., 3.375%, 10/15/08     $2,920,389
1,000,000     Chubb Corp., 6.0%, 11/15/11                    1,035,615
3,385,000     Kingsway America, Inc., 7.5%, 2/1/14           3,495,649
2,585,000     Ohio Casualty Corp., 7.3%, 6/15/14             2,770,220
                                                            $10,221,873
              Reinsurance - 0.6 %
5,700,000     Platinum Underwriters HD, 7.50%, 6/1/17       $6,031,375
              Total Insurance                               $44,502,538
              Real Estate - 1.4 %
              Real Estate Management & Development - 0.2 %
2,200,000     Forest City Enterprises, 7.625%, 6/1/15       $2,238,500
              Real Estate Investment Trusts
1,100,000     Colonial Reality LP, 6.15%, 4/15/13           $1,133,154
890,000       Crescent Real Estate, 7.5%, 9/15/07             894,450
3,575,000     Health Care, Inc., 6.2%, 6/1/16                3,639,904
860,000       Health Care, Inc., 6.0%, 11/15/13               871,086
935,000       Health Care, Inc., 8.0%, 9/12/12               1,034,891
775,000       Hospitality Properties Trust, 5.125%, 2/15/15   744,367
1,815,000     Trustreet Properties, Inc., 7.5%, 4/1/15       1,977,023
985,000       Ventas Realty Capital Corp., 7.125%, 6/1/15 (1 1,031,788
                                                            $11,326,663
              Total Real Estate                             $13,565,163
              Technology Hardware & Equipment - 0.9 %
              Computer Hardware - 0.7 %
5,000,000     International Business Machine, 5.375%, 2/1/09$5,029,390
2,000,000     NCR Corp., 7.125%, 6/15/09                     2,057,720
                                                            $7,087,110
              Technology Distributors - 0.2 %
1,745,000     Anixter International Corp., 5.95%, 3/1/15    $1,640,300
              Total Technology Hardware & Equipment         $8,727,410
              Semiconductors - 0.2 %
2,195,000     Chartered Semiconductor, 6.375%, 8/3/15 (b)   $2,242,353
              Total Semiconductors                          $2,242,353
              Telecommunication Services - 0.2 %
              Integrated Telecommunication Services - 0.2 %
1,500,000     GTE California, Inc., 6.7%, 9/1/09            $1,545,164
              Total Telecommunication Services              $1,545,164
              Utilities - 1.6 %
              Electric Utilities - 0.9 %
1,700,000     Alabama Power Co., 7.125%, 10/1/07            $1,714,282
695,156       Crocket Cogeneration, 5.869%, 3/30/25 (144A)    677,172
2,050,000     Entergy Gulf States, 5.7%, 6/1/15              2,017,694
3,000,000     Georgia Power Co., 4.0%, 1/15/11               2,883,750
1,555,000     Kiowa Power Partners LLC, 5.737%, 3/30/21 (144 1,520,028
                                                            $8,812,926
              Gas Utilities - 0.1 %
1,720,000 7.20Southern Union Co., 7.2%, 11/1/66             $1,733,868
              Independent Power Producer & Energy Traders - 0.5 %
5,000,000     Duke Energy Corp., 6.25%, 1/15/12             $5,232,340
              Total Utilities                               $15,779,134
              TOTAL CORPORATE BONDS
              (Cost  $179,367,578)                          $181,142,220
              U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 70.9 %
65,000        Federal Home Loan Bank, 3.875%, 6/14/13       $  61,483
171,129       Federal Home Loan Bank, 6.0%, 4/15/32           174,674
396,128       Federal Home Loan Mortgage Corp., 4.5%, 11/1/1  384,558
5,168,750     Federal Home Loan Mortgage Corp., 4.5%, 11/1/2 5,004,810
2,431,436     Federal Home Loan Mortgage Corp., 4.5%, 3/1/20 2,354,316
642,762       Federal Home Loan Mortgage Corp., 4.5%, 4/1/35  607,073
2,810,186     Federal Home Loan Mortgage Corp., 4.5%, 5/1/20 2,721,054
4,333,512     Federal Home Loan Mortgage Corp., 4.5%, 8/1/20 4,200,860
17,367,372    Federal Home Loan Mortgage Corp., 5.0%, 11/1/3 16,796,452
2,484,159     Federal Home Loan Mortgage Corp., 5.0%, 6/1/35 2,403,238
621,443       Federal Home Loan Mortgage Corp., 5.0%, 7/1/35  601,199
1,413,076     Federal Home Loan Mortgage Corp., 5.5%, 11/1/3 1,400,598
1,638,025     Federal Home Loan Mortgage Corp., 5.5%, 11/1/3 1,624,389
1,546,293     Federal Home Loan Mortgage Corp., 5.5%, 12/1/1 1,556,767
2,051,163     Federal Home Loan Mortgage Corp., 5.5%, 9/1/33 2,034,444
72,804        Federal Home Loan Mortgage Corp., 6.0% 3/1/33    73,722
250,156       Federal Home Loan Mortgage Corp., 6.0%, 1/1/33  253,309
246,607       Federal Home Loan Mortgage Corp., 6.0%, 1/1/34  249,715
516,879       Federal Home Loan Mortgage Corp., 6.0%, 1/1/34  522,399
928,736       Federal Home Loan Mortgage Corp., 6.0%, 12/1/3  940,443
218,002       Federal Home Loan Mortgage Corp., 6.0%, 12/1/3  221,445
249,284       Federal Home Loan Mortgage Corp., 6.0%, 12/1/3  252,427
567,233       Federal Home Loan Mortgage Corp., 6.0%, 2/1/33  575,295
470,254       Federal Home Loan Mortgage Corp., 6.0%, 3/1/33  476,480
1,673,856     Federal Home Loan Mortgage Corp., 6.0%, 3/1/33 1,696,017
929,587       Federal Home Loan Mortgage Corp., 6.0%, 4/1/35  937,662
3,854,012     Federal Home Loan Mortgage Corp., 6.0%, 5/1/34 3,895,169
715,909       Federal Home Loan Mortgage Corp., 6.0%, 5/1/34  723,555
2,630,580     Federal Home Loan Mortgage Corp., 6.0%, 6/1/35 2,653,432
1,078,017     Federal Home Loan Mortgage Corp., 6.0%, 6/1/35 1,087,382
1,487,697     Federal Home Loan Mortgage Corp., 6.0%, 8/1/34 1,503,584
1,254,684     Federal Home Loan Mortgage Corp., 6.0%, 9/1/33 1,270,500
47,194        Federal Home Loan Mortgage Corp., 6.5%,  1/1/2   48,680
440,864       Federal Home Loan Mortgage Corp., 6.5%, 10/1/3  453,906
288,024       Federal Home Loan Mortgage Corp., 6.5%, 10/1/3  296,963
59,068        Federal Home Loan Mortgage Corp., 6.5%, 11/1/3   60,677
1,813,423     Federal Home Loan Mortgage Corp., 6.5%, 3/1/13 1,837,473
108,100       Federal Home Loan Mortgage Corp., 6.5%, 7/1/32  111,110
9,868         Federal Home Loan Mortgage Corp., 7.0%, 12/1/3   10,270
1,859         Federal Home Loan Mortgage Corp., 8.0%, 4/1/08    1,874
5,213,483     Federal Home Loan Mortgage Corp., 4.5%, 10/1/2 5,048,124
12,866,620    Federal Home Loan Mortgage Corp., 4.5%, 10/1/2 12,458,521
9,321,402     Federal Home Loan Mortgage Corp., 4.5%, 10/1/3 8,766,148
10,313,621    Federal Home Loan Mortgage Corp., 4.50%, 10/1/ 9,699,263
776,425       Federal Home Loan Mortgage Corp., 4.50%, 11/1/  730,175
5,481,849     Federal Home Loan Mortgage Corp., 4.50%, 9/1/3 5,155,308
185,022       Federal Home Loan Mortgage Corp., 4.50%, 9/1/3  174,001
7,646,485     Federal Home Loan Mortgage Corp., 5.0%, 10/1/2 7,544,186
9,578,450     Federal Home Loan Mortgage Corp., 5.0%, 2/1/22 9,445,405
4,510,050     Federal Home Loan Mortgage Corp., 5.5%, 11/1/3 4,467,342
4,256,589     Federal Home Loan Mortgage Corp., 5.5%, 8/1/35 4,216,281
361,342       Federal Home Loan Mortgage Corp., 6.0%, 5/1/17  367,762
9,676         Federal National Mortgage Association, 10.3%,    10,111
7,751         Federal National Mortgage Association, 10.3%,     8,925
5,830,356     Federal National Mortgage Association, 4.5%, 1 5,644,869
7,592,491     Federal National Mortgage Association, 4.5%, 4 7,360,380
3,486,226     Federal National Mortgage Association, 4.50%,  3,277,878
3,274,322     Federal National Mortgage Association, 4.50%,  3,078,638
177,100       Federal National Mortgage Association, 4.78%,   175,184
2,696,162     Federal National Mortgage Association, 5.0%, 1 2,659,848
210,831       Federal National Mortgage Association, 5.0%, 1  208,566
1,975,219     Federal National Mortgage Association, 5.0%, 1 1,947,984
534,326       Federal National Mortgage Association, 5.0%, 2  527,129
1,842,993     Federal National Mortgage Association, 5.0%, 2 1,782,408
162,198       Federal National Mortgage Association, 5.0%, 3  157,121
112,446       Federal National Mortgage Association, 5.0%, 5  108,835
140,000       Federal National Mortgage Association, 5.24%, 8 139,135
4,838,559     Federal National Mortgage Association, 5.429%, 4,861,287
9,650,191     Federal National Mortgage Association, 5.448%, 9,689,387
2,937,848     Federal National Mortgage Association, 5.5%, 1 2,952,312
873,406       Federal National Mortgage Association, 5.5%, 1  877,388
186,251       Federal National Mortgage Association, 5.5%, 2  187,337
1,486,936     Federal National Mortgage Association, 5.5%, 3 1,480,816
4,679,782     Federal National Mortgage Association, 5.5%, 3 4,630,975
702,088       Federal National Mortgage Association, 5.5%, 4  705,544
24,620,222    Federal National Mortgage Association, 5.5%, 4 24,387,839
11,319,750    Federal National Mortgage Association, 5.5%, 4 11,201,692
8,458,742     Federal National Mortgage Association, 5.5%, 5 8,370,522
3,817,595     Federal National Mortgage Association, 5.5%, 5 3,777,780
3,806,116     Federal National Mortgage Association, 5.5%, 5 3,766,420
5,670,646     Federal National Mortgage Association, 5.5%, 6 5,611,504
4,776,093     Federal National Mortgage Association, 5.5%, 6 4,726,281
74,921        Federal National Mortgage Association, 5.5%, 7   74,711
1,957,275     Federal National Mortgage Association, 5.5%, 7 1,941,236
169,729       Federal National Mortgage Association, 5.5%, 9  170,565
2,930,253     Federal National Mortgage Association, 5.5%, 9 2,941,380
5,251,537     Federal National Mortgage Association, 5.536%, 5,283,932
6,751         Federal National Mortgage Association, 6.0%, 1    6,854
6,730         Federal National Mortgage Association, 6.0%, 1    6,900
24,684        Federal National Mortgage Association, 6.0%, 1   25,033
696,295       Federal National Mortgage Association, 6.0%, 1  705,051
214,655       Federal National Mortgage Association, 6.0%, 1  216,819
4,697,638     Federal National Mortgage Association, 6.0%, 1 4,735,739
219,785       Federal National Mortgage Association, 6.0%, 1  222,549
240,983       Federal National Mortgage Association, 6.0%, 1  243,861
139,331       Federal National Mortgage Association, 6.0%, 1  140,736
73,864        Federal National Mortgage Association, 6.0%, 2   74,879
37,173        Federal National Mortgage Association, 6.0%, 2   37,548
100,417       Federal National Mortgage Association, 6.0%, 2  101,429
759,237       Federal National Mortgage Association, 6.0%, 3  768,785
60,228        Federal National Mortgage Association, 6.0%, 3   60,948
2,055,444     Federal National Mortgage Association, 6.0%, 4 2,079,989
2,366,304     Federal National Mortgage Association, 6.0%, 4 2,394,561
73,281        Federal National Mortgage Association, 6.0%, 4   73,826
64,378        Federal National Mortgage Association, 6.0%, 5   64,900
1,173,343     Federal National Mortgage Association, 6.0%, 5 1,182,860
165,541       Federal National Mortgage Association, 6.0%, 5  166,884
69,390        Federal National Mortgage Association, 6.0%, 5   69,906
346,756       Federal National Mortgage Association, 6.0%, 6  352,994
352,535       Federal National Mortgage Association, 6.0%, 6  355,394
4,068,397     Federal National Mortgage Association, 6.0%, 6 4,098,638
1,061,186     Federal National Mortgage Association, 6.0%, 7 1,073,858
205,861       Federal National Mortgage Association, 6.0%, 7  207,531
51,042        Federal National Mortgage Association, 6.0%, 8   51,684
1,689,290     Federal National Mortgage Association, 6.0%, 8 1,701,820
12,333        Federal National Mortgage Association, 6.0%, 9   12,514
7,737         Federal National Mortgage Association, 6.0%, 9    7,834
175,541       Federal National Mortgage Association, 6.0%, 9  177,310
805,335       Federal National Mortgage Association, 6.0%, 9  813,452
3,355,357     Federal National Mortgage Association, 6.0%, 9 3,389,176
164,560       Federal National Mortgage Association, 6.0%, 9  166,219
68,448        Federal National Mortgage Association, 6.5%, 1   70,504
38,457        Federal National Mortgage Association, 6.5%, 1   39,612
280,888       Federal National Mortgage Association, 6.5%, 1  288,787
73,371        Federal National Mortgage Association, 6.5%, 2   75,574
165,485       Federal National Mortgage Association, 6.5%, 2  170,139
192,058       Federal National Mortgage Association, 6.5%, 3  197,459
13,082        Federal National Mortgage Association, 6.5%, 4   13,475
98,446        Federal National Mortgage Association, 6.5%, 5  101,402
192,294       Federal National Mortgage Association, 6.5%, 6  198,168
62,614        Federal National Mortgage Association, 6.5%, 7   64,604
28,744        Federal National Mortgage Association, 6.5%, 7   29,464
8,845,229     Federal National Mortgage Association, 6.5%, 7 9,023,244
70,522        Federal National Mortgage Association, 6.5%, 8   72,640
81,262        Federal National Mortgage Association, 6.5%, 9   83,702
117,946       Federal National Mortgage Association, 7.0%, 1  122,918
13,007        Federal National Mortgage Association, 7.0%, 1   13,005
9,127         Federal National Mortgage Association, 7.0%, 1    9,535
28,224        Federal National Mortgage Association, 7.0%, 1   29,484
98,860        Federal National Mortgage Association, 7.0%, 1  103,028
10,130        Federal National Mortgage Association, 7.0%, 3   10,447
57,775        Federal National Mortgage Association, 7.0%, 4   60,354
29,197        Federal National Mortgage Association, 7.0%, 9   30,428
36,903        Federal National Mortgage Association, 7.00%,    38,579
95,323        Federal National Mortgage Association, 7.00%,    99,341
4,461         Federal National Mortgage Association, 7.5%, 4    4,669
6,544         Federal National Mortgage Association, 7.5%, 8    6,867
745           Federal National Mortgage Association, 8.0%, 1      787
2,348         Federal National Mortgage Association, 8.0%, 1    2,480
9,931         Federal National Mortgage Association, 8.0%, 2   10,521
1,577         Federal National Mortgage Association, 8.0%, 2    1,674
1,740         Federal National Mortgage Association, 8.0%, 2    1,847
37,106        Federal National Mortgage Association, 8.0%, 3   39,383
6,553         Federal National Mortgage Association, 8.0%, 4    6,924
2,686         Federal National Mortgage Association, 8.0%, 4    2,837
1,517         Federal National Mortgage Association, 8.0%, 5    1,602
1,843         Federal National Mortgage Association, 8.0%, 7    1,947
1,777,300     Federal National Mortgage Association, 6.0%, 7 1,798,523
2,011,055     Government National Mortgage Association II, 4 1,895,399
816,388       Government National Mortgage Association II, 4  769,991
173,478       Government National Mortgage Association II, 5  172,435
282,994       Government National Mortgage Association II, 5  281,292
1,636,303     Government National Mortgage Association II, 5 1,626,466
5,700,358     Government National Mortgage Association II, 6 5,779,933
178,964       Government National Mortgage Association II, 7  186,612
2,139         Government National Mortgage Association, 10.0    2,377
1,914         Government National Mortgage Association, 10.0    2,127
161,796       Government National Mortgage Association, 4.5%  153,198
1,160,802     Government National Mortgage Association, 4.5% 1,100,510
1,153,133     Government National Mortgage Association, 4.5% 1,093,239
1,953,701     Government National Mortgage Association, 4.5% 1,849,881
118,324       Government National Mortgage Association, 4.5%  112,117
189,096       Government National Mortgage Association, 4.5%  179,047
589,684       Government National Mortgage Association, 4.5%  558,348
1,654,253     Government National Mortgage Association, 4.5% 1,566,345
676,497       Government National Mortgage Association, 4.5%  640,548
38,387        Government National Mortgage Association, 4.5%   36,373
430,106       Government National Mortgage Association, 4.5%  407,767
377,949       Government National Mortgage Association, 4.5%  358,318
1,953,618     Government National Mortgage Association, 4.5% 1,852,147
1,452,634     Government National Mortgage Association, 4.5% 1,377,185
935,591       Government National Mortgage Association, 4.5%  886,997
1,545,271     Government National Mortgage Association, 4.5% 1,465,009
357,972       Government National Mortgage Association, 4.5%  338,950
1,961,140     Government National Mortgage Association, 4.5% 1,856,925
1,525,130     Government National Mortgage Association, 5.0% 1,485,627
1,599,018     Government National Mortgage Association, 5.0% 1,556,764
756,993       Government National Mortgage Association, 5.0%  750,755
13,559        Government National Mortgage Association, 5.0%   13,447
1,388,360     Government National Mortgage Association, 5.5% 1,381,579
15,316,488    Government National Mortgage Association, 5.5% 15,234,164
9,600,000     Government National Mortgage Association, 5.5% 9,547,862
9,976,475     Government National Mortgage Association, 5.5% 9,922,292
283,674       Government National Mortgage Association, 5.5%  285,499
181,245       Government National Mortgage Association, 5.5%  180,489
888,971       Government National Mortgage Association, 5.5%  885,013
890,272       Government National Mortgage Association, 5.5%  885,924
912,128       Government National Mortgage Association, 5.5%  907,672
1,771,434     Government National Mortgage Association, 5.5% 1,762,781
514,956       Government National Mortgage Association, 5.5%  518,056
1,815,703     Government National Mortgage Association, 5.5% 1,807,620
935,849       Government National Mortgage Association, 5.5%  930,819
166,270       Government National Mortgage Association, 5.5%  167,271
37,530        Government National Mortgage Association, 5.5%   37,363
2,555,521     Government National Mortgage Association, 5.5% 2,543,039
1,316,194     Government National Mortgage Association, 5.5% 1,309,765
11,900,000    Government National Mortgage Association, 5.5% 11,835,371
15,471        Government National Mortgage Association, 5.5%   15,554
4,783,035     Government National Mortgage Association, 5.5% 4,757,327
1,459,892     Government National Mortgage Association, 5.5% 1,451,115
1,465,367     Government National Mortgage Association, 5.5% 1,458,210
2,178,541     Government National Mortgage Association, 5.5% 2,167,900
2,334,913     Government National Mortgage Association, 5.5% 2,324,518
8,487,601     Government National Mortgage Association, 5.5% 8,446,143
8,560,147     Government National Mortgage Association, 5.5% 8,518,334
1,791,759     Government National Mortgage Association, 5.5% 1,801,430
2,017,654     Government National Mortgage Association, 5.5% 2,028,545
135,702       Government National Mortgage Association, 5.5%  135,136
8,377,032     Government National Mortgage Association, 5.5% 8,336,115
1,455,904     Government National Mortgage Association, 5.5% 1,449,832
3,708,728     Government National Mortgage Association, 5.50 3,688,794
4,068,643     Government National Mortgage Association, 6.0% 4,126,459
314,818       Government National Mortgage Association, 6.0%  319,607
800,005       Government National Mortgage Association, 6.0%  812,538
260,942       Government National Mortgage Association, 6.0%  265,002
371,280       Government National Mortgage Association, 6.0%  376,928
881,110       Government National Mortgage Association, 6.0%  893,476
2,945,320     Government National Mortgage Association, 6.0% 2,983,770
125,826       Government National Mortgage Association, 6.0%  127,784
1,089,672     Government National Mortgage Association, 6.0% 1,104,965
209,565       Government National Mortgage Association, 6.0%  212,753
5,494,354     Government National Mortgage Association, 6.0% 5,565,816
14,883        Government National Mortgage Association, 6.0%   15,114
429,329       Government National Mortgage Association, 6.0%  435,860
358,249       Government National Mortgage Association, 6.0%  363,698
550,466       Government National Mortgage Association, 6.0%  558,839
1,351,196     Government National Mortgage Association, 6.0% 1,371,749
678,416       Government National Mortgage Association, 6.0%  689,068
874,793       Government National Mortgage Association, 6.0%  888,591
3,284,798     Government National Mortgage Association, 6.0% 3,327,680
4,084         Government National Mortgage Association, 6.0%    4,159
389,000       Government National Mortgage Association, 6.0%  394,917
518,830       Government National Mortgage Association, 6.0%  528,059
746,702       Government National Mortgage Association, 6.0%  758,060
98,825        Government National Mortgage Association, 6.0%  100,583
65,482        Government National Mortgage Association, 6.0%   66,478
605,067       Government National Mortgage Association, 6.0%  589,730
11,935        Government National Mortgage Association, 6.0%   12,158
57,974        Government National Mortgage Association, 6.0%   58,921
903,648       Government National Mortgage Association, 6.0%  919,030
1,568,147     Government National Mortgage Association, 6.0% 1,594,743
259,187       Government National Mortgage Association, 6.0%  263,220
26,298        Government National Mortgage Association, 6.0%   26,707
355,869       Government National Mortgage Association, 6.0%  360,863
4,302,120     Government National Mortgage Association, 6.0% 4,359,683
68,332        Government National Mortgage Association, 6.5%   70,367
626,810       Government National Mortgage Association, 6.5%  644,321
2,738,401     Government National Mortgage Association, 6.5% 2,818,092
28,762        Government National Mortgage Association, 6.5%   29,576
96,770        Government National Mortgage Association, 6.5%   99,316
166,668       Government National Mortgage Association, 6.5%  171,052
24,835        Government National Mortgage Association, 6.5%   25,486
202,050       Government National Mortgage Association, 6.5%  207,881
635,612       Government National Mortgage Association, 6.5%  653,957
43,501        Government National Mortgage Association, 6.5%   44,757
632,003       Government National Mortgage Association, 6.5%  649,659
9,215         Government National Mortgage Association, 6.5%    9,466
36,413        Government National Mortgage Association, 6.5%   37,464
410,702       Government National Mortgage Association, 6.5%  422,617
10,263        Government National Mortgage Association, 6.5%   10,568
42,263        Government National Mortgage Association, 6.5%   43,521
232,348       Government National Mortgage Association, 6.5%  238,839
376,650       Government National Mortgage Association, 6.5%  386,559
84,661        Government National Mortgage Association, 6.5%   87,182
283,690       Government National Mortgage Association, 6.5%  292,136
72,364        Government National Mortgage Association, 6.5%   74,519
89,013        Government National Mortgage Association, 6.5%   91,582
102,903       Government National Mortgage Association, 6.5%  105,778
674,581       Government National Mortgage Association, 6.5%  692,282
549,480       Government National Mortgage Association, 6.5%  565,339
25,734        Government National Mortgage Association, 6.5%   26,453
136,400       Government National Mortgage Association, 6.5%  139,979
676           Government National Mortgage Association, 6.5%      695
413,357       Government National Mortgage Association, 6.5%  425,684
142,335       Government National Mortgage Association, 6.5%  146,464
125,252       Government National Mortgage Association, 6.5%  128,893
58,141        Government National Mortgage Association, 6.5%   59,765
19,025        Government National Mortgage Association, 6.5%   19,574
3,645,551     Government National Mortgage Association, 6.5% 3,751,529
115,716       Government National Mortgage Association, 6.5%  118,949
721,686       Government National Mortgage Association, 6.5%  740,671
114,915       Government National Mortgage Association, 6.5%  117,931
1,383,035     Government National Mortgage Association, 6.5% 1,421,673
245,685       Government National Mortgage Association, 6.5%  252,548
428,935       Government National Mortgage Association, 6.5%  440,190
1,724,503     Government National Mortgage Association, 6.5% 1,769,754
48,316        Government National Mortgage Association, 6.5%   49,340
191,125       Government National Mortgage Association, 6.5%  196,464
32,248        Government National Mortgage Association, 6.5%   33,149
196,931       Government National Mortgage Association, 6.5%  202,433
53,365        Government National Mortgage Association, 6.5%   54,769
2,531,155     Government National Mortgage Association, 6.50 2,603,608
246,478       Government National Mortgage Association, 6.50  253,592
221,313       Government National Mortgage Association, 7.0%  231,547
88,033        Government National Mortgage Association, 7.0%   92,104
35,568        Government National Mortgage Association, 7.0%   36,757
15,551        Government National Mortgage Association, 7.0%   16,268
63,785        Government National Mortgage Association, 7.0%   66,727
8,793         Government National Mortgage Association, 7.0%    9,199
89,149        Government National Mortgage Association, 7.0%   93,266
28,672        Government National Mortgage Association, 7.0%   29,982
310,423       Government National Mortgage Association, 7.0%  324,686
64,373        Government National Mortgage Association, 7.0%   67,315
161,514       Government National Mortgage Association, 7.0%  168,962
7,142         Government National Mortgage Association, 7.0%    7,471
795,278       Government National Mortgage Association, 7.0%  831,620
83,517        Government National Mortgage Association, 7.0%   86,302
131,206       Government National Mortgage Association, 7.5%  136,973
14,252        Government National Mortgage Association, 7.5%   14,893
18,381        Government National Mortgage Association, 7.5%   19,189
45,542        Government National Mortgage Association, 7.5%   46,861
36,363        Government National Mortgage Association, 7.5%   37,979
3,099         Government National Mortgage Association, 7.75    3,270
10,388        Government National Mortgage Association, 7.75   10,955
30,163        Government National Mortgage Association, 8.0%   31,130
3,989         Government National Mortgage Association, 9.5%    4,371
448,445       Government National Mortgage Association, I, 6  455,922
50,694        Government National Mortgage Association, I, 7   53,031
31,779        Government National Mortgage Association, I, 7   33,231
18,899        Government National Mortgage Association, I, 7   19,738
755,009       Government National Mortgage Association, II,   756,728
10,353        Government National Mortgage Association, II,    10,645
4,898         Government National Mortgage Association, II,     5,036
139,743       Government National Mortgage Association, II,   143,685
308,218       Government National Mortgage Association, II,   321,365
11,438        Government National Mortgage Association, II,    11,926
283,372       Government National Mortgage Association, 4.5%  268,314
191,281       Government National Mortgage Association, 4.5%  181,246
5,000,000     U.S. Treasury Bond, 5.125%, 5/15/16            5,169,725
4,600,000     U.S. Treasury Bonds, 4.0%, 2/15/14             4,437,565
41,200,000    U.S. Treasury Bonds, 4.25%, 11/15/13           40,425,893
2,000,000     U.S. Treasury Bonds, 4.625%, 3/31/08           1,994,688
2,700,000     U.S. Treasury Bonds, 5.25%, 11/15/28           2,817,704
23,000,000    U.S. Treasury Bonds, 6.25%, 8/15/23            26,405,081
27,634,086    U.S. Treasury Inflation Protected Notes, 1.875 27,013,397
4,588,380     U.S. Treasury Inflation Protected Notes, 2.0%, 4,517,581
112,556       U.S. Treasury Inflation Protected Notes, 3.0%,  117,982
71,372        U.S. Treasury Inflation Protected Security, 2.   72,300
113,973       U.S. Treasury Inflation Protected Security, 3.  120,914
2,326         U.S. Treasury Inflation Protected Security, 3.    2,455
22,000,000    U.S. Treasury Note 3.625%, 1/15/10             21,471,494
3,000,000     U.S. Treasury Notes, 2.0%, 1/15/14             3,287,616
11,000,000    U.S. Treasury Notes, 3.625%, 6/15/10           10,703,946
29,000,000    U.S. Treasury Notes, 4.0%, 11/15/12            28,238,750
12,800,000    U.S. Treasury Notes, 7.50%, 11/15/16           15,555,494
5,257,000     U.S. Treasury Strip, 0.0%, 11/15/13            3,890,411
4,550,000     U.S. Treasury Strip, 0.0%, 2/15/11             3,836,060
                                                            $691,181,116
              TOTAL U.S. GOVERNMENT OBLIGATIONS
              (Cost  $688,810,685)                          $691,181,116
              MUNICIPAL BONDS - 0.1 %
500,000       Tobacco Settlement Authority Iowa, 6.79%, 6/1/$ 510,345
              TOTAL MUNICIPAL BONDS
              (Cost  $500,000)                              $ 510,345

              TEMPORARY CASH INVESTMENTS - 1.0 %
              Repurchase Agreement - 1.0 %
10,000,000    UBS Warburg, Inc., 5.18%, dated 4/2/07, with
              a repurchase price of $10,000,000 plus accrued
              interest on 4/2/07 collateralized by $10,450,000
              U.S. Treasury Note, 4.80%, 9/20/07            $10,000,000

              Security Lending Collateral - 4.1 %
2,248,154     Securities Lending Investment Fund, 5.26%     $2,248,154
              TOTAL TEMPORARY CASH INVESTMENT
              (Cost  $12,248,154)                           $12,248,154
              TOTAL INVESTMENT IN SECURITIES - 99.1%
              (Cost  $959,169,036)                          $955,249,756
              OTHER ASSETS AND LIABILITIES - 0.9%           $8,453,679
              TOTAL NET ASSETS - 100.0%                     $963,703,435


(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2007, the value of these securities amounted to $41,707,057 or 4.3% of total net assets.

(a) At March, 31, 2007 the net unrealized gain on investments based on cost for federal income tax purposes of $984,118,629 was as follows:

              Aggregate gross unrealized gain for all invest$
                 in which there is an excess of value over ta10,240,791
              Aggregate gross unrealized loss for all investments
                 in which there is an excess of value over ta(9,284,270)
              Net Unrealized gain                           $956,521

(b)           At March 31, 2007, the following securities
               were out on loan:
Shares                           Security                     Value
2,120,900     Chartered Semiconductor, 6.375%, 8/3/15       $   2,187,312
              Total                                         $   2,187,312



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Bond Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 30, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 30, 2007

* Print the name and title of each signing officer under his or her signature.